Label	Element	Value
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	$ 14,979,000
Stock Issued During Period, Value, Stock Options Exercised	us-gaap_StockIssuedDuringPeriodValueStockOptionsExercised	49,000
Stock Issued During Period, Value, Stock Options Exercised	us-gaap_StockIssuedDuringPeriodValueStockOptionsExercised	4,000
Share Conversion During Period, Value, Limited Liability Company to Corporation	xcur_ShareConversionDuringPeriodValueLimitedLiabilityCompanytoCorporation	(8,677,000)
Share Conversion During Period, Value, Limited Liability Company to Corporation	xcur_ShareConversionDuringPeriodValueLimitedLiabilityCompanytoCorporation	8,677,000
Membership Units Issued During Period, Value, New Issues	xcur_MembershipUnitsIssuedDuringPeriodValueNewIssues	4,581,000
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	138,000
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	233,000
Additional Paid-in Capital [Member]
Stock Issued During Period, Value, Stock Options Exercised	us-gaap_StockIssuedDuringPeriodValueStockOptionsExercised	(12,000)
Stock Issued During Period, Value, Stock Options Exercised	us-gaap_StockIssuedDuringPeriodValueStockOptionsExercised	4,000
Share Conversion During Period, Value, Limited Liability Company to Corporation	xcur_ShareConversionDuringPeriodValueLimitedLiabilityCompanytoCorporation	(246,000)
Share Conversion During Period, Value, Limited Liability Company to Corporation	xcur_ShareConversionDuringPeriodValueLimitedLiabilityCompanytoCorporation	(18,530,000)
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	138,000
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	233,000
Retained Earnings [Member]
Share Conversion During Period, Value, Limited Liability Company to Corporation	xcur_ShareConversionDuringPeriodValueLimitedLiabilityCompanytoCorporation	18,837,000
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	(7,488,000)
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	(5,663,000)
Member Units [Member]
Stock Issued During Period, Value, Stock Options Exercised	us-gaap_StockIssuedDuringPeriodValueStockOptionsExercised	61,000
Share Conversion During Period, Value, Limited Liability Company to Corporation	xcur_ShareConversionDuringPeriodValueLimitedLiabilityCompanytoCorporation	$ (61,000)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	us-gaap_StockIssuedDuringPeriodSharesStockOptionsExercised	153,750
Share Conversion During Period, Shares, Limited Liability Company to Corporation	xcur_ShareConversionDuringPeriodSharesLimitedLiabilityCompanytoCorporation	(153,750)
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	us-gaap_StockIssuedDuringPeriodSharesStockOptionsExercised	13,125
Share Conversion During Period, Shares, Limited Liability Company to Corporation	xcur_ShareConversionDuringPeriodSharesLimitedLiabilityCompanytoCorporation	153,750
Series A Preferred Stock [Member] | Preferred Stock [Member]
Share Conversion During Period, Value, Limited Liability Company to Corporation	xcur_ShareConversionDuringPeriodValueLimitedLiabilityCompanytoCorporation	$ 135,000
Share Conversion During Period, Shares, Limited Liability Company to Corporation	xcur_ShareConversionDuringPeriodSharesLimitedLiabilityCompanytoCorporation	22,924,209
Preferred Class A [Member] | Preferred Stock [Member]
Share Conversion During Period, Value, Limited Liability Company to Corporation	xcur_ShareConversionDuringPeriodValueLimitedLiabilityCompanytoCorporation	$ (135,000)
Share Conversion During Period, Shares, Limited Liability Company to Corporation	xcur_ShareConversionDuringPeriodSharesLimitedLiabilityCompanytoCorporation	(22,924,210)
Series C Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	$ 14,979,000
Share Conversion During Period, Value, Limited Liability Company to Corporation	xcur_ShareConversionDuringPeriodValueLimitedLiabilityCompanytoCorporation	$ 18,060,000
Share Conversion During Period, Shares, Limited Liability Company to Corporation	xcur_ShareConversionDuringPeriodSharesLimitedLiabilityCompanytoCorporation	7,921,662
Stock Issued During Period, Shares, New Issues	us-gaap_StockIssuedDuringPeriodSharesNewIssues	6,542,783
Preferred Class B-I [Member] | Preferred Stock [Member]
Share Conversion During Period, Value, Limited Liability Company to Corporation	xcur_ShareConversionDuringPeriodValueLimitedLiabilityCompanytoCorporation	$ (5,371,000)
Share Conversion During Period, Shares, Limited Liability Company to Corporation	xcur_ShareConversionDuringPeriodSharesLimitedLiabilityCompanytoCorporation	(4,937,818)
Preferred Class C [Member] | Preferred Stock [Member]
Membership Units Issued During Period, Shares, New Issues	xcur_MembershipUnitsIssuedDuringPeriodSharesNewIssues	2,010,219
Share Conversion During Period, Value, Limited Liability Company to Corporation	xcur_ShareConversionDuringPeriodValueLimitedLiabilityCompanytoCorporation	$ (18,060,000)
Membership Units Issued During Period, Value, New Issues	xcur_MembershipUnitsIssuedDuringPeriodValueNewIssues	$ 4,581,000
Share Conversion During Period, Shares, Limited Liability Company to Corporation	xcur_ShareConversionDuringPeriodSharesLimitedLiabilityCompanytoCorporation	(7,921,669)
Series B-1 Preferred Stock [Member] | Preferred Stock [Member]
Share Conversion During Period, Value, Limited Liability Company to Corporation	xcur_ShareConversionDuringPeriodValueLimitedLiabilityCompanytoCorporation	$ 5,371,000
Share Conversion During Period, Shares, Limited Liability Company to Corporation	xcur_ShareConversionDuringPeriodSharesLimitedLiabilityCompanytoCorporation	4,937,813
Series B-2 Preferred Stock [Member] | Preferred Stock [Member]
Share Conversion During Period, Value, Limited Liability Company to Corporation	xcur_ShareConversionDuringPeriodValueLimitedLiabilityCompanytoCorporation	$ 3,641,000
Share Conversion During Period, Shares, Limited Liability Company to Corporation	xcur_ShareConversionDuringPeriodSharesLimitedLiabilityCompanytoCorporation	2,827,844
Preferred Class B-II [Member] | Preferred Stock [Member]
Share Conversion During Period, Value, Limited Liability Company to Corporation	xcur_ShareConversionDuringPeriodValueLimitedLiabilityCompanytoCorporation	$ (3,641,000)
Share Conversion During Period, Shares, Limited Liability Company to Corporation	xcur_ShareConversionDuringPeriodSharesLimitedLiabilityCompanytoCorporation	(2,827,848)